As filed with the Securities and Exchange Commission on
May 20, 2011

Registration No. 33-17486
811-05346

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 46	☑
(Check appropriate box or boxes)

PUTNAM VARIABLE TRUST
(Exact name of registrant as specified in charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)
Registrant’s Telephone Number, including Area Code
(617) 292-1000
It is proposed that this filing will become effective
(check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☑	on ^April 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
BETH S. MAZOR, Vice President
PUTNAM VARIABLE TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 20th day of May, 2011.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive Officer and Compliance Liaison
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

John A. Hill**	Chairman of the Board and Trustee

Jameson A. Baxter**	Vice Chairman of the Board and Trustee

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury**	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

Part C-1

Signature	Title

Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee

By:	/s/ Jonathan S. Horwitz, Attorney-in-Fact
May 20, 2011

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on February 14, 2011.

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on February 16, 2010.

Part C-2